Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Detail) - USD ($) $ in Thousands		Jun. 30, 2015		Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2013
Carrying Value
Financial assets:
Cash and cash equivalents		$ 96,237		$ 75,106		$ 79,785		$ 47,480
Short-term loans and line of credit accounts, net		108,567	[1]	140,905	[1]	142,722	[1],[2]	156,845	[3]
Installment loans and RPAs, net		208,887	[1]	182,706	[1]	149,244	[1],[2]	146,622	[3]
Restricted cash	[2]	7,877		7,780
Investment in unconsolidated subsidiary	[2]	6,703	[4]	6,703		6,000	[4]
Total		428,271		413,200		377,751		350,947
Total				398,717
Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company		1,428		1,576		1,581		2,047
Promissory note		3,000
Affiliate Line of Credit								424,133
Senior notes		494,516		494,181		493,863
Total		498,944		495,757		495,444		426,180
Level 1 | Estimated Fair Value
Financial assets:
Cash and cash equivalents		96,237		75,106		79,785		47,480
Restricted cash	[2]	7,877		7,780
Total		104,114		82,886		79,785		47,480
Total				75,106
Level 2 | Estimated Fair Value
Financial liabilities:
Affiliate Line of Credit								429,978
Senior notes		481,150		491,250		498,125
Total		481,150		491,250		498,125		429,978
Level 3 | Estimated Fair Value
Financial assets:
Short-term loans and line of credit accounts, net		108,567	[1]	140,905	[1]	142,722	[1],[2]	156,845	[3]
Installment loans and RPAs, net		208,887	[1]	182,706	[1]	149,244	[1],[2]	146,622	[3]
Investment in unconsolidated subsidiary	[2]	6,703	[4]	6,703		6,000	[4]
Total		324,157		330,314		297,966		303,467
Total				323,611
Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company		1,428		1,576		1,581		2,047
Promissory note		3,000
Total		$ 4,428		$ 1,576		$ 1,581		$ 2,047

[1]	Short-term loans, line of credit accounts, installment loans and RPAs are included in "Loans and finance receivables, net" in the consolidated balance sheets.
[2]	Restricted cash and investment in unconsolidated subsidiary are included in "Other assets" in the consolidated balance sheets.
[3]	Short-term loans, line of credit accounts and installment loans are included in "Consumer loans, net" in the consolidated balance sheets.
[4]	See Note 3 for additional information related to the investment in unconsolidated subsidiary.